Goodwill and Intangible Assets - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) Segment	Dec. 31, 2022 USD ($) Segment
Goodwill and Intangible Assets [Line Items]
Goodwill, carrying value	$ 1,890,202	$ 1,890,202
Number of business segments | Segment	4	4
Expected amortization of intangibles, 2023	$ 35,900
Expected amortization of intangibles, 2024	35,900
Expected amortization of intangibles, 2025	35,700
Expected amortization of intangibles, 2026	34,600
Expected amortization of intangibles, 2027	$ 17,800
Intangible assets expected to amortize over a weighted-average period	6 years 2 months 12 days
Private Equity Segment
Goodwill and Intangible Assets [Line Items]
Goodwill, carrying value	$ 870,000	$ 870,000
Real Estate Segment
Goodwill and Intangible Assets [Line Items]
Goodwill, carrying value	421,700	421,700
Credit & Insurance Segment
Goodwill and Intangible Assets [Line Items]
Goodwill, carrying value	366,700	366,700
Multi Asset Investing
Goodwill and Intangible Assets [Line Items]
Goodwill, carrying value	$ 231,800	$ 231,800